Property, Plant and Equipment	6 Months Ended
Jun. 30, 2018
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Property, Plant and Equipment
10.	PROPERTY, PLANT AND EQUIPMENT

	30 June 2018				31 December 2017
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total

Acquisition cost
Balance at end of previous year	12 742	33 717	2 265	48 724	44 352
Effect of movements in foreign exchange	(518)	(1 655)	(73)	(2 246)	1 431
Acquisitions	44	625	969	1 638	4 221
Acquisitions through business combinations	0	0	0	0	169
Disposals	(10)	(423)	(6)	(439)	(1 566)
Disposals through the sale of subsidiaries	(241)	(782)	(26)	(1 049)	(60)
Transfer (to)/from other asset categories and other movements[1]	244	950	(1 059)	135	177

Balance at end of the period	12 261	32 430	2 070	46 761	48 724

Depreciation and impairment losses
Balance at end of previous year	(3 514)	(18 026)	0	(21 540)	(18 133)
Effect of movements in foreign exchange	150	957	0	1 107	(697)
Depreciation	(241)	(1 590)	0	(1 831)	(3 567)
Disposals	3	362	0	365	1 161
Disposals through the sale of subsidiaries	174	626	0	800	48
Impairment losses	0	(39)	0	(39)	(85)
Transfer to/(from) other asset categories and other movements[1]	(30)	(143)	0	(173)	(267)

Balance at end of the period	(3 458)	(17 852)	0	(21 310)	(21 540)

Carrying amount
at 31 December 2017	9 228	15 691	2 265	27 184	27 184
at 30 June 2018	8 803	14 578	2 070	25 451	—

The carrying amount of property, plant and equipment subject to restrictions on title amounts to 10m US dollar.

Contractual commitments to purchase property, plant and equipment amounted to 615m US dollar as at 30 June 2018 compared to 550m US dollar as at 31 December 2017.

AB InBev’s net capital expenditures in the statement of cash flow amounted to 1 972m US dollar in the first half of 2018 and 1 579m US dollar the first half of 2017. Out of the total 2018 capital expenditures approximately 34 % was used to improve the company’s production facilities while 26% was used for logistics and commercial investments and 40% was used for improving administrative capabilities and purchase of hardware and software.

LEASED ASSETS

The company leases land and buildings as well as equipment under a number of finance lease agreements. The carrying amount as at 30 June 2018 of leased land and buildings was 279m US dollar (31 December 2017: 300m US dollar).